Shareholder Report, Holdings (Details) - Alpha Fiduciary Quantitative Strategy Fund	Jan. 31, 2025
Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	84.82%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	13.05%